Stockholders' Deficit - Stock Issued for Services (Details) (USD $)	0 Months Ended					0 Months Ended	12 Months Ended
	May 15, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 12, 2011	May 25, 2011 May 2011 Offering [Member]	Dec. 31, 2011 May 2011 Offering [Member]	Aug. 15, 2011 May 2011 Offering [Member]	May 24, 2011 May 2011 Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock (in dollars)	$ 1,371,120					$ 1,190,000
Common stock, shares, issued (shares)	274,224	7,275,981	6,186,997	966,227	562,500			78,030	12,500
Common stock, value, issued (in dollars)			619	97					165,000
Purchase price of common stock shares sold (in dollars)	$ 5.00					$ 13.20
Refund of expenses related to stock issuance (in dollars)							175,000
Net expenses related to the issuance of stock (in dollars)							$ 1,180,000